Description of Business and Summary of Significant Accounting Policies - Changes in the Accrued Warranty Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in accrued warranty liability
Balance as of the beginning of the period	$ 4,322	$ 3,531	$ 1,317
Warranty provision	4,316	6,531	5,469
Consumption	(2,700)	(4,939)	(4,055)
Changes in provision estimates	(3,734)	(801)	800
Balance as of the end of the period	$ 2,204	$ 4,322	$ 3,531